Expense by nature	12 Months Ended
Dec. 31, 2018
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Expense by nature
7	Expense by nature

	Year ended December 31,
	2016 RMB’million	2017 RMB’million	2018 RMB’million
Service costs (note i)	2,481	6,142	10,323
Advertising agency fees	151	188	204
Employee benefits expenses (note ii and note iii)	721	1,373	2,077
Promotion and advertising expenses	193	660	1,511
Operating lease rentals in respect of office buildings	23	48	56

Notes:

(i)

Service costs mainly comprise of licensing costs, revenue sharing fees paid to content creators and content delivery costs relating primarily to server, cloud services and bandwidth costs.

(ii)

During the years ended December 31, 2016, 2017 and 2018, the Group incurred expenses for the purpose of research and development of approximately RMB449 million, RMB797 million and RMB937 million, which comprised employee benefits expenses of RMB402 million, RMB724 million and RMB825 million, respectively.

No significant development expenses had been capitalized for the years ended December 31, 2016, 2017 and 2018.

(iii)	Employee benefits expenses

	Year ended December 31,
	2016	2017	2018
	RMB’million	RMB’million	RMB’million
Wages, salaries and bonuses	335	723	1,228
Welfare, medical and other expenses	184	204	293
Share-based compensation expenses	170	384	487
Contribution to pension plans	32	62	69
	721	1,373	2,077

Majority of the Group's contributions to pension plans are related to the local employees in the PRC. All local employees of the subsidiaries in the PRC participate in employee social security plans established in the PRC, which cover pension, medical and other welfare benefits. The plans are organized and administered by the governmental authorities. Other than the contributions made to these social security plans, the Group has no other material commitments owing to the employees. According to the relevant regulations, the portion of premium and welfare benefit contributions that should be borne by the companies within the Group as required by the above social security plans are principally determined based on percentages of the basic salaries of employees, subject to certain ceilings imposed. These contributions are paid to the respective labor and social welfare authorities and are expensed as incurred.